COMMITMENTS (Capital Commitments) (Narrative) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Anqing and Pingdingshan Schools [Member] | Construction in Progress [Member]
Long-term Purchase Commitment [Line Items]
Capital commitments	1,264
School Expansion [Member}
Long-term Purchase Commitment [Line Items]
Capital commitments	66,016
School Expansion [Member} | Jingzhou School [Member]
Long-term Purchase Commitment [Line Items]
Capital commitments	64,752
School Expansion [Member} | Jingzhou School [Member] | Construction in Progress [Member]
Long-term Purchase Commitment [Line Items]
Capital commitments	5,572